INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
INCOME TAXES
Schedule Of Income tax expense
	2024	2023

Current income tax expense (recovery)	$6,288	$(527)
Deferred income tax expense (recovery)	33	(525)
Total income tax expense (recovery)	$6,321	$(1,052)

Schedule Of reconciliation of income taxes
	2024	2023

Net income (loss) before income taxes	$14,421	$(510)

Combined statutory tax rate	27.00%	27.00%

Income tax expense (recovery) at the Canadian statutory rate	3,894	(138)

Reconciling items:
Effect of difference in foreign tax rates	477	57
Non-deductible/non-taxable items	217	892
Change in unrecognized deductible temporary differences	(147)	(334)
Impact of foreign exchange	761	(1,574)
Special mining duties	1,063	157
Revisions to estimates	11	(19)
Impact of change of tax rates	197	-
Share issue costs	(162)	(136)
Other items	10	43

Income tax expense (recovery) recognized in the year	$6,321	$(1,052)

Schedule Of deferred tax impact
	December 31,	December 31,
	2024	2023

Deferred income tax assets	$2,993	$2,034
Deferred income tax liabilities	(7,722)	(6,730)

	$(4,729)	$(4,696)

Schedule Of income tax assets and liabilities
	December 31, 2024	December 31, 2023

Reclamation provision	$794	$979
Other deductible temporary differences	2,199	1,055
Exploration and evaluation assets	(3,626)	(3,054)
Plant, equipment and mining properties	(4,096)	(3,676)

Net deferred income tax liabilities	$(4,729)	$(4,696)

Schedule Of Unrecognized deductible temporary differences
	December 31, 2024	December 31, 2023

Tax losses carried forward - Canada	$18,435	$20,468
Tax losses carried forward - Mexico	29,845	50,889
Share issue costs	922	815
Plant, equipment and mining properties	563	511
Exploration and evaluation assets	1,070	1,174
Investments	2,237	2,267

Unrecognized deductible temporary differences	$53,072	$76,124